Leases (Lease Assets and Liabilities Recorded in Consolidated Balance Sheets) (Parenthetical) (Detail) $ in Millions	Mar. 31, 2019 USD ($)
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	$ 29
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	2
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Finance lease assets, accumulated amortization	1
Operating lease assets	25
Operating Lease Liabilities	$ 25